UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2003 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2003.

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      November 24, 2003
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 97587

List of Other Included Managers: NONE





                                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AFFYMETRIX INC                 COMM STK         00826T108    2171    83500   SH       SOLE          28900        0    54600
ANDRX CORP                     COMM STK         034553107   13326  1128400   SH       SOLE         647700        0   480700
BOSTON SCIENTIFIC CORP         COMM STK         101137107   28055   688300   SH       SOLE         272500        0   415800
EBAY INC                       COMM STK         278642103     853    10000   SH       SOLE              0        0    10000
MEREDITH CORP                  COMM STK         589433101    7636   200000   SH       SOLE              0        0   200000
NOVELLUS SYSTEMS INC           COMM STK         670008101   11828   433750   SH       SOLE         105450        0   328300
PRINCIPAL FINANCIAL GROUP      COMM STK         74251V102    3341   123100   SH       SOLE          16100        0   107000
SYMANTEC CORP                  COMM STK         871503108   20800   530890   SH       SOLE          30090        0   500800
TRAVELERS PROPERTY CASUALTY    COMM STK         89420G109    5463   387722   SH       SOLE         183795        0   203927
VERTEX PHARMACEUTICALS         COMM STK         92532F100    4114   370000   SH       SOLE              0        0   370000